Other Current Assets - Summary of Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Miscellaneous current assets [abstract]
Advances to suppliers and contractors	$ 66.9	₨ 5,059.7	₨ 4,340.7
Taxes recoverable, statutory deposits and dues from government	558.9	42,291.5	50,719.5
Prepaid expenses	161.0	12,180.7	12,106.8
Others	41.3	3,121.6	1,455.2
Total	$ 828.1	₨ 62,653.5	₨ 68,622.2